Trade and other receivables and Other non-current assets (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of Trade and Other Receivables and Other Noncurrent Assets

	As at March 31,
	2020 Non- current	2020 Current	2020 Total	2021 Non- current	2021 Current	2021 Total	2021 Non- current	2021 Current	2021 Total
	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)	(US dollars in million)	(US dollars in million)
Financial
Bank Deposits 1	338	—	338	1,153	—	1,153	16	—	16
Site restoration assets 2	6,199	—	6,199	8,220	—	8,220	112	—	112
Trade receivables 3,7	31,111	26,936	58,047	31,582	34,459	66,041	432	471	903
Others 5	11,694	9,279	20,973	15,998	2,395	18,393	219	33	252
Loans to related parties (Refer Note 35)	42	793	835	50,562	20,150	70,712	691	276	967
Receivables from related parties	—	1,180	1,180	—	1,476	1,476	—	20	20
Advance recoverable	—	13,710	13,710	—	39,083	39,083	—	534	534

Total—Financial (A)	49,384	51,898	101,282	107,515	97,563	205,078	1,470	1,334	2,804

Non Financial
Balance with Government Authorities	5,526	9,765	15,291	6,098	7,294	13,392	83	99	182
Advance for supplies	—	14,005	14,005	—	12,209	12,209	—	167	167
Advance to related party	—	208	208	944	2,271	3,215	13	31	44
Others 4,6	15,448	7,401	22,849	13,170	11,256	24,426	180	154	334

Total—Non Financial (B)	20,974	31,379	52,353	20,212	33,030	53,242	276	451	727

Total (A+B)	70,358	83,277	153,635	127,727	130,593	258,320	1,746	1,785	3,531

1.
includes
₹
 245 million and
₹
 302 million ($ 4 million) under lien with banks,
₹
 Nil and
₹
 46 million ($ 1 million) under lien with Others,
₹
 50 million and
₹
 42 million ($ 1 million) held as margin money and
₹
 Nil and
₹
 214 million ($ 3 million) held as principal reserve created against principal payment on loans from banks as at March 31, 2020 and March 31, 2021 respectively.

2.	includes deposit in Site Restoration Fund of ₹ 6,199 million and ₹ 8,220 million ($ 112 million).

3.
In July 2017, the Appellate Tribunal for Electricity (APTEL) dismissed the appeal filed by one of the Group’s subsidiaries, Talwandi Sabo Power Limited (TSPL) with respect to the interpretation of how the calorific value of coal and costs associated with it should be determined. However, APTEL had allowed payment of shunting and unloading charges. TSPL filed an appeal before the Honourable Supreme Court (SC), which by an order dated March 07, 2018 has decided the matter in favour of TSPL. Subsequently, PSPCL has paid
₹
 13,771 million ($ 188 million) till March 31, 2021. The outstanding dues (including interest receivable) in relation to this dispute is
₹
 3,871 million and
₹
 828 million ($ 11 million) as at March 31, 2020 and March 31, 2021 respectively.

In another matter relating to assessment of whether there has been a change in law following the execution of the Power Purchase Agreement, the Appellate Tribunal for Electricity has dismissed the appeal in July 2017 filed by TSPL. TSPL filed an appeal before the Honourable Supreme Court to seek relief which is yet to be listed. The outstanding trade receivables in relation to this dispute and other matters is
₹
 12,978 million and
₹
 16,047 million ($ 219 million) as at March 31, 2020 and March 31, 2021 respectively. The Group, based on external legal opinion and its own assessment of the merits of the case, remains confident that it is highly probable that the Supreme court will uphold TSPL’s appeal and has thus continued to treat these balances as recoverable.
Additionally, trade receivables amounting to Rs 13,490 million and
₹
 13,230 million ($ 181 million) as at March 31, 2020 and March 31, 2021 respectively, withheld by GRIDCO (‘GRIDCO’ or ‘the Customer’) on account of certain disputes relating to computation of power tariffs pending adjudication by Appellate Tribunal for Electricity (APTEL), which the Company is confident of recovering fully. The Customer has also raised claims of
₹
 4,130 million on the Company in respect of short supply of power for which a provision of
₹
 2,180 million has been made. Various minutes of meetings were signed with the Customer for computing the short supply claims, which were subject to approval of Odisha State Electricity Regulatory Commission (‘OERC’). On June 22, 2020 OERC pronounced its order on computation methodology for short supply claims, basis which both the parties had to recompute the amount of claim and settle the matter in two months from the date of the order. On initial impact assessment of the said Order by the Company, it believes that no further provisioning is required in this regard. Further, the Company filed an appeal before APTEL against the OERC Order. The matter is now listed before registrar court on July 14, 2021. The Customer has also sought review of the OERC Order. The matter has been posted for order by OERC in due course. In the meanwhile, power supply to GRIDCO has resumed and GRIDCO has been making regular payments against monthly energy invoices.

4.	Includes claim receivables, advance recoverable (oil and gas business), prepaid expenses, export incentive receivables and receivables from KCM.

5.
Includes claims receivables, advance recoverable (oil and gas business) and others. It also includes advance profit petroleum of
₹
 3,219 million and
₹
 Nil ($ Nil) as at March 31, 2020 and March 31, 2021 respectively.

6.
As at March 31, 2020 and March 31, 2021, the Company and its subsidiaries have an outstanding receivable equivalent to
₹
 4,374 million (net of provision of
₹
 2,070 million) and
₹
 2,107 million ($ 29 million) (net of provision of
₹
 4,197 million ($ 57 million)) respectively from Konkola Copper Mines Plc (KCM), predominantly regarding monies advanced against future purchase of copper cathode/anode.

A provisional liquidator was appointed to manage KCM’s affairs on May 21, 2019, after ZCCM Investments Holdings Plc (“ZCCM”), an entity majorly owned by the Government of Zambia and a 20.6% shareholder in KCM, filed a winding up petition against KCM. KCM’s majority shareholder, Vedanta Resources Holdings Limited (“VRHL”), and its parent company, Vedanta Resources Limited (“VRL”), are contesting the winding up petition in the Zambian courts. The local Court of Appeal (“CAZ”) has ruled in favor of VRHL/VRL, ordering a stay of the winding up proceedings and referring the matter for arbitration. In light of the orders from CAZ, VRL has also filed an application in the High Court of Zambia, asking for directions on the powers of the provisional liquidator and the matter was argued on March 30, 2021. The ruling has been reserved. ZCCM has also appealed the CAZ order before a single judge bench of the Supreme Court of Zambia and the matter was heard on June 04, 2021. Responses were filed on June 11, 2021 and order is awaited.
VRHL and VRL had also commenced arbitration proceedings against ZCCM with seat in Johannesburg consistent with their position that arbitration is the agreed dispute resolution process. The procedural timetable for the arbitration envisages an initial hearing of prioritised issues commencing on May 31, 2021, with the substantive dispute being heard in November 2021 and February 2022. Meanwhile, KCM has not been supplying goods to the Group, which it was supposed to as per the terms of the advance.
The Group has recognised provision of
₹
 2,070 million
₹
 2,127 million ($ 29 million) during the year ended March 31, 2020 and March 31, 2021 respectively and based on its assessment of the merits of the case backed by legal opinions, the Group is of the view that VRL’s contractual position is upheld and continues to be strong on merits.

7.	The total trade receivables as at April 01, 2019 were ₹ 76,700 million (net of provision for expected credit loss).